UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Robertson Opportunity Capital, LLC
Address: Preston Commons, 8117 Preston Road
         West Tower, Suite 675
         Dallas, Texas  75225

13F File Number:  28-11764

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      L. Sauer
Title:     Chief Financial Officer
Phone:     972.713.5001

Signature, Place, and Date of Signing:

     L. Sauer     Dallas, Texas     November 14, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     44

Form13F Information Table Value Total:     $151,541 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A D C TELECOMMUNICATIONS       COM NEW          000886309     5356   356827 SH       SOLE                   356827
ARCH CAP GROUP LTD             ORD              G0450A105     7784   122600 SH       SOLE                   122600
BLOCKBUSTER INC                CL B             093679207      897   254200 SH       SOLE                   254200
BLOCKBUSTER INC                CL A             093679108     1287   335200 SH       SOLE                   335200
BLOUNT INTL INC NEW            COM              095180105     3559   355200 SH       SOLE                   355200
CADENCE DESIGN SYSTEM INC      COM              127387108     4890   288300 SH       SOLE                   288300
CEMEX SAB DE CV                SPON ADR 5 ORD   151290889     3435   114192 SH       SOLE                   114192
CERADYNE INC                   CALL             156710905       46      260 SH  CALL SOLE                      260
CERADYNE INC                   CALL             156710905       18      260 SH  CALL SOLE                      260
CROCS INC                      COM              227046109      679    20000 SH       SOLE                    20000
DAIMLERCHRYSLER AG             ORD              D1668R123     4446    89000 SH       SOLE                    89000
DARDEN RESTAURANTS INC         COM              237194105     1924    45300 SH       SOLE                    45300
DECKERS OUTDOOR CORP           COM              243537107     3549    75000 SH       SOLE                    75000
DREW INDS INC                  COM NEW          26168L205     2705   107100 SH       SOLE                   107100
EASTMAN KODAK CO               COM              277461109     1982    88500 SH       SOLE                    88500
ELKCORP                        COM              287456107     4770   175700 SH       SOLE                   175700
GETTY IMAGES INC               COM              374276103     2881    58000 SH       SOLE                    58000
GLOBALSANTAFE CORP             SHS              G3930E101     1040    20800 SH       SOLE                    20800
HANOVER COMPRESSOR CO          COM              410768105     8942   490800 SH       SOLE                   490800
INTUIT                         COM              461202103     8815   274700 SH       SOLE                   274700
INVESTOOLS INC                 COM              46145P103      904    85000 SH       SOLE                    85000
ISHARES TR                     RUSSELL 2000     464287655       50     1000 SH  CALL SOLE                     1000
J2 GLOBAL COMMUNICATIONS INC   COM NEW          46626E205     2092    77000 SH       SOLE                    77000
KINETIC CONCEPTS INC           COM NEW          49460W208     1545    49100 SH       SOLE                    49100
LABORATORY CORP AMER HLDGS     COM NEW          50540R409    10426   159000 SH       SOLE                   159000
LAIDLAW INTL INC               COM              50730R102     1440    52700 SH       SOLE                    52700
LONE STAR TECHNOLOGIES INC     COM              542312103     1297    26800 SH       SOLE                    26800
MBIA INC                       COM              55262C100     4233    68900 SH       SOLE                    68900
OIL SVC HOLDRS TR              DEPOSTRY RCPT    678002106      779     6000 SH       SOLE                     6000
PALM HARBOR HOMES              COM              696639103     2156   144125 SH       SOLE                   144125
PARKER HANNIFIN CORP           COM              701094104     2581    33200 SH       SOLE                    33200
POLARIS INDS INC               COM              731068102     2366    57500 SH       SOLE                    57500
RAYTHEON CO                    COM NEW          755111507    10596   220700 SH       SOLE                   220700
SELECT SECTOR SPDR TR          SBI INT-ENERGY   81369Y506      732    13700 SH       SOLE                    13700
SINA CORP                      ORD              G81477104     1514    60200 SH       SOLE                    60200
SOHU COM INC                   COM              83408W103     4811   218500 SH       SOLE                   218500
SOMANETICS CORP                COM NEW          834445405     3930   196917 SH       SOLE                   196917
SONUS PHARMACEUTICALS INC      COM              835692104     7535  1435300 SH       SOLE                  1435300
SYNOPSYS INC                   COM              871607107     4224   214200 SH       SOLE                   214200
TIME WARNER INC                COM              887317105     7923   434000 SH       SOLE                   434000
UNIVERSAL COMPRESSION HLDGS    COM              913431102      754    14100 SH       SOLE                    14100
VALMONT INDS INC               COM              920253101     3621    69300 SH       SOLE                    69300
WELLPOINT INC                  COM              94973V107     5964    77400 SH       SOLE                    77400
WILD OATS MARKETS INC          COM              96808B107     1063    65800 SH       SOLE                    65800